STOCKHOLDERS' EQUITY (Details)		12 Months Ended
	Jan. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2025 $ / shares shares	Feb. 21, 2025 shares	Dec. 31, 2023 $ / shares shares
STOCKHOLDERS' EQUITY
Shares authorized		5,000,000	100,000,000		5,000,000
Par value of share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, shares outstanding		2,300,000			2,300,000
Ratio of share per right	0.1	0.1
Public rights
STOCKHOLDERS' EQUITY
Warrants outstanding			800,000
Rights
STOCKHOLDERS' EQUITY
Warrants outstanding			829,580
Common stock, shares not subject to possible redemption
STOCKHOLDERS' EQUITY
Common Stock, shares outstanding		2,295,800	2,295,800
Common stock, shares subject to possible redemption
STOCKHOLDERS' EQUITY
Common Stock, shares subject to possible redemption			8,000,000
Subsequent event
STOCKHOLDERS' EQUITY
Common Stock, shares outstanding				10,295,800
Ratio of share per right	0.1
Public offering
STOCKHOLDERS' EQUITY
Ratio of share per right	0.1
Public offering | Subsequent event
STOCKHOLDERS' EQUITY
Ratio of share per right	0.1
Private placement
STOCKHOLDERS' EQUITY
Warrants outstanding	1,000,000
Ratio of share per right		0.1
Exercise price of warrants | $ / shares	$ 15		$ 15
Number of shares per warrant	1
Exercisable period of warrants (in years)	10 years
Private placement | Subsequent event
STOCKHOLDERS' EQUITY
Warrants outstanding	1,000,000
Ratio of share per right	0.1
Exercise price of warrants | $ / shares	$ 15
Number of shares per warrant	1
Exercisable period of warrants (in years)	10 years